Document and Entity Information	Aug. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	KLDiscovery Inc.
Entity Central Index Key	0001752474
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38789
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1898603
Entity Address, Address Line One	8201 Greensboro Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	288-3380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false